Condensed Financial Information of the Parent Company - Schedule of Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
- Investment and interest income	$ (190,814)	$ (104,797)	$ (292,379)
Changes in operating assets and liabilities:
- Prepaid expenses and other receivables	2,100	7,961	13,884
Investing activities
Proceeds from maturity and sales of investments	10,673,092	5,594,972	2,513,972
Purchase of investments	(6,218,953)	(4,865,159)	(4,918,373)
Financing activities
- Proceeds from exercised stock options	0	0	676
Cash paid for dividends	(3,534,344)	(946,997)	(328,080)
Increase (decrease) in cash and cash equivalents and restricted cash	554,212	(526,905)	(2,757,806)
Cash and cash equivalents and restricted cash, beginning of year	602,217	1,129,122	3,886,928
Cash and cash equivalents and restricted cash, end of year	1,156,429	602,217	1,129,122
Parent Company
Operating activities
Net Income (Loss)	(59,680)	90,905	(13,491)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
- Investment and interest income	2,483	0	0
- Equity losses (earnings) of subsidiaries, net of tax	46,581	(102,115)	5,828
Changes in operating assets and liabilities:
- Amount due from subsidiaries	(1,051)	3,303	8,366
- Prepaid expenses and other receivables	108	(309)	314
- Dividend receivable	(99)	(322)	0
- Amount due to subsidiaries	0	(4,448)	454
- Accrued expenses and other payables	1,098	2,058	1,116
Net cash provided by (used in) operating activities from continuing operations	(10,560)	(10,928)	2,587
Investing activities
Distrubition from a subsidiary	3,958,189	0	0
Proceeds from maturity and sales of investments	107,979	93,418	49,850
Purchase of investments	(85,000)	(76,000)	(148,000)
Net cash used in investing activities from continuing operations	3,981,168	17,418	(98,150)
Financing activities
- Proceeds from exercised stock options	0	0	676
Cash paid for dividends	(3,300,333)	0	0
Net cash (used in) provided by financing activities	(3,300,333)	0	676
Increase (decrease) in cash and cash equivalents	670,275	6,490	(94,887)
Cash and cash equivalents and restricted cash, beginning of year	16,527	10,037	104,924
Cash and cash equivalents and restricted cash, end of year	$ 686,802	$ 16,527	$ 10,037